Long-Term Debt - Notes Payable (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2019	Jun. 01, 2023	Sep. 01, 2020	May 31, 2019	Dec. 31, 2018	Aug. 31, 2017	May 31, 2016	Oct. 31, 2015	Nov. 16, 2012
Senior Notes
Debt Instrument [Line Items]
Debt instrument interest rate (percentage)		7.625%
Senior Notes | 8.75% Senior Notes Due 2020
Debt Instrument [Line Items]
Debt instrument interest rate (percentage)		8.75%								8.75%
Senior Notes | 8.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Principal amount		$ 270,000,000
Debt instrument interest rate (percentage)		8.875%							8.875%
Principal amount outstanding threshold for accelerated maturity		$ 190,000,000.0
Senior Notes | 7.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Principal amount		$ 900,000,000
Debt instrument interest rate (percentage)		7.875%						7.875%
Senior Notes | 7.625% Senior Notes Due 2023
Debt Instrument [Line Items]
Principal amount		$ 400,000,000
Debt instrument interest rate (percentage)		7.625%					7.625%
Senior Notes | 8.500% Senior Secured Notes Due 2024
Debt Instrument [Line Items]
Principal amount					$ 225,000,000
Debt instrument interest rate (percentage)		8.50%			8.50%
Senior Notes | 8.75% Senior Notes Due 2020
Debt Instrument [Line Items]
Principal amount		$ 454,299,000
Debt instrument interest rate (percentage)		8.75%
Repurchased face amount					$ 225,000,000
Term Loan | September 2018 Issuance
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 810,000,000
Debt instrument, redemption price, percentage of principal amount redeemed (as a percentage)	0.25%
Federal Funds Effective Swap Rate | Term Loan
Debt Instrument [Line Items]
Variable Interest rate (percentage)		0.50%
LIBOR Referenced To US Dollar Deposits | LIBOR | Term Loan
Debt Instrument [Line Items]
Variable Interest rate (percentage)		1.00%
LIBOR Referenced To LIBOR For Dollars In Period Of Borrowing | LIBOR | Term Loan
Debt Instrument [Line Items]
Variable Interest rate (percentage)		5.00%
LIBOR Referenced To LIBOR For Dollars In Period Of Borrowing | Base Rate | Term Loan
Debt Instrument [Line Items]
Variable Interest rate (percentage)		4.00%
Forecast | $275.0 Million 2020 Notes Remain Outstanding Or Has Not Been Refinanced [Member] | Senior Notes | 8.875% Senior Notes Due 2020
Debt Instrument [Line Items]
Principal amount outstanding threshold for accelerated maturity				$ 275,000,000
Forecast | $125.0 Million 2020 Notes Remain Outstanding Or Has Not Been Refinanced [Member] | Senior Notes | 8.875% Senior Notes Due 2020
Debt Instrument [Line Items]
Principal amount outstanding threshold for accelerated maturity			$ 125,000,000
Forecast | $125.0 Million 2023 Notes Remaining Outstanding Or Has Not Been Refinanced [Member] | Senior Notes | 7.625% Senior Notes Due 2023
Debt Instrument [Line Items]
Principal amount outstanding threshold for accelerated maturity			$ 125,000,000
Affiliated Entity | Blackstone Advisory Partners L.P.
Debt Instrument [Line Items]
Outstanding borrowings		$ 103,600,000				$ 75,100,000